SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

NOTE 12. SHARE-BASED COMPENSATION

Enterprise Management Incentive (EMI) share option scheme

The Company operates an HMRC Approved Enterprise Management Incentive (“EMI”) share option scheme for employees. Effective December 16, 2014, the Company approved a share option scheme under which the Board of Directors of the Company can award options to directors, officers, employees and consulting personnel of the Company. The Board of Directors will determine the terms, limitations, restrictions and conditions of the options granted under the plan.

The Company has granted options over ADSs to certain employees.

	Number of share options	Weighted average exercise price per ADS £

Outstanding at December 31, 2023	27	£92,000
Exercisable during the period	-	-
Outstanding at December 31, 2024	27	£92,000

Exercisable at December 31, 2024	27	£92,000
Unexercisable at December 31, 2024	-	£-

The estimated fair value of the options outstanding in the period was calculated by applying a Monte Carlo Simulation for those options issued in 2020 and 2019 and a Black Scholes Model for those options issued in prior periods. The most appropriate approach is selected with reference to the share capital structure at the time of grant. The expense recognized for share-based payments in respect of employee services received during the year ended December 31, 2024 was £0 as all options were fully vested as of December 31, 2024.

2021 Share Option Scheme

Effective immediately prior to completion of the IPO on February 10, 2022, the Company adopted a new share option scheme, or the 2021 Share Option Scheme, for the purpose granting share options to incentivize the Company’s directors, employees and consultants. The 2021 Share Option Scheme incorporates a sub-plan for option holders subject to taxation in the United States, or the 2021 U.S. Sub-Plan, to provide for the grant of U.S. qualified incentive options.

The Company has granted options over ADSs to certain employees and directors.

	Number of share options	Weighted average exercise price per ADS $

Outstanding at December 31, 2023	185	$46,000
Granted during the period	6,412	224
Exercised during the period	(605)	0.50
Forfeited during the period	(5)	848,000
Outstanding at December 31, 2024	5,987	$1,001

Exercisable at December 31, 2024	5,046	$1,140
Unexercisable at December 31, 2024	941	$260

The totals of options and related exercise price are for options over ADSs and reflect the ratio change on December 15, 2023, July 31, 2024, and February 10, 2025.

The estimated fair value of the options outstanding in the period was calculated by applying a Black Scholes Model. The most appropriate approach is selected with reference to the share capital structure at the time of grant. The weighted average fair value of the options as of December 31, 2024 and 2023 was $396.94 and $12,424, respectively. The expense recognized for share-based payments in respect of employee services received during the years ended December 31, 2024, 2023 and 2022 was £1,013,788, £444,459 and £1,123,250, respectively.

The options granted under the 2021 share option scheme will typically vest over three years after the date of grant. In some cases, options granted to senior management vested immediately. As of December 31, 2024 the unvested options would, under the agreed terms, vest evenly over the remaining period in either six month or annual instalments.

Modifications

During March of 2024, share options that had been granted to six grantees, including two of our executive officers and all of the non-employee directors as at that date, were cancelled and replaced by new options with different terms. The company determined that the option cancellations and subsequent re-issuances should be considered award modifications and be recognized in accordance with the guidance in ASC 718-20. As the new awards vested immediately, the Company fully recognized the incremental fair value of the awards of £248,659.

Additional Right to Subscribe for Shares

On August 25, 2020, the Company issued Ordinary shares, which included an additional right to subscribe for a fixed number (15,891) of ordinary shares at £215.00 per ordinary share at a future date based on certain clinical and commercial milestones. The estimated fair value of the right to subscribe was calculated by applying a Black Scholes Model. This was deemed the most appropriate approach due to the future liquidity event being date-uncertain and could take one of many forms.